Government grant advances and loans - Government Grant Advances (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) project	Dec. 31, 2021 USD ($) project	Dec. 31, 2020 EUR (€) project	Dec. 31, 2020 USD ($) project	Dec. 31, 2019 EUR (€) project	Dec. 31, 2019 USD ($) project
Research and Development Arrangement, Contract to Perform for Others1 [Line Items]
Number of collaborative projects	2	2	2	2	2	2
Amount funded from government grant advances	€ 6,326	$ 7,650	€ 779	$ 892	€ 856	$ 963
Top of range [member]
Research and Development Arrangement, Contract to Perform for Others1 [Line Items]
Term of collaborative project	3 years	3 years	3 years	3 years	3 years	3 years